Supplement to the
Fidelity® U.S. Bond Index Fund
October 30, 2010
Prospectus

Effective April 28, 2011, Fidelity U.S. Bond Index Fund (the Fund) will be renamed Spartan U.S. Bond Index Fund. Fidelity U.S. Bond Index Fund, a retail class of the fund, will be renamed Investor Class.

Effective February 1, 2011, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.05%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.22%

Effective February 1, 2011, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

1 year	$ 23
3 years	$ 71
5 years	$ 124
10 years	$ 280

UBI-11-03 April 28, 2011
1.479318.116

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Calendar Years	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
	8.08%	10.22%	4.91%	4.36%	2.26%	4.33%	5.40%	3.76%	6.45%	6.29%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.86%	September 30, 2001
Lowest Quarter Return	-2.56%	June 30, 2004
Year-to-Date Return	0.30%	March 31, 2011

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 6.

For the periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity U.S. Bond Index Fund
Return Before Taxes	6.29%	5.24%	5.58%
Return After Taxes on Distributions	5.06%	3.68%	3.85%
Return After Taxes on Distributions and Sale of Fund Shares	4.22%	3.57%	3.76%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 9.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

The following information replaces the similar information found in the "Fund Management" section on page 24.

The fund's annual management fee rate is 0.05% of its average net assets.

Supplement to the

Fidelity® U.S. Bond Index Fund (FBIDX)

A Class of shares of Fidelity U.S. Bond Index Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2010

Effective April 28, 2011, Fidelity U.S. Bond Index Fund (the Fund) will be renamed Spartan U.S. Bond Index Fund. Fidelity U.S. Bond Index Fund, a retail class of the fund, will be renamed Investor Class.

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section beginning on page 11.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

The following information supplements the information found under the heading "Management Related Expenses" in the "Management Contract" section beginning on page 24.

FMR and the fund on behalf of the retail class of Fidelity U.S. Bond Index Fund have entered into the U.S. Bond Index 22 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of the retail class of Fidelity U.S. Bond Index Fund to limit the total annual operating expenses (excluding interest, taxes, brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments, fees and expenses of the Independent Trustees, and such nonrecurring expenses as may arise, including costs of any litigation to which a fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation) to 0.22%. This Expense Contract may not be amended to increase the fees or expenses payable by a class except by a vote of a majority of the Board. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information replaces the similar information found under the "Management Contract" section on page 25.

Management Fee. For the services of FMR under the management contract, the fund paid FMR a monthly management fee at the annual rate of 0.22% of the fund's average net assets throughout the month for periods prior to February 1, 2011. Effective February 1, 2011, for the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.05% of the fund's average monthly net assets throughout the month.

The following information replaces the 3rd paragraph found in the "Transfer and Service Agent Agreements" section beginning on page 31.

For providing transfer agency services, FIIOC receives an asset-based fee, calculated and paid monthly on the basis of Investor Class's average daily net assets, with respect to each position in the fund.

UBIB-11-03 April 28, 2011
1.720407.115

Supplement to the
Fidelity® U.S. Bond Index Fund
Class F
October 30, 2010
Prospectus

Effective April 28, 2011, Fidelity U.S. Bond Index Fund will be renamed Spartan U.S. Bond Index Fund.

Effective February 1, 2011, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.05%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.05%

Effective February 1, 2011, the following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 3.

1 year	$ 5
3 years	$ 16
5 years	$ 28
10 years	$ 64

UBI-F-11-03 April 28, 2011
1.924940.102

The following information replaces the similar information found in the "Fund Summary" section on page 5.

Year-by-Year ReturnsA

Calendar Years	2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
	8.08%	10.22%	4.91%	4.36%	2.26%	4.33%	5.40%	3.76%	6.45%	6.29%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	4.86%	September 30, 2001
Lowest Quarter Return	-2.56%	June 30, 2004
Year-to-Date Return	0.30%	March 31, 2011

A The returns shown above are for Fidelity U.S. Bond Index Fund, a class of shares of the fund that is not offered through this prospectus. Class F would have substantially similar annual returns to Fidelity U.S. Bond Index Fund because the classes are invested in the same portfolio of securities. Class F's returns would differ from Fidelity U.S. Bond Index Fund's returns to the extent that the classes do not have the same expenses.

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 6.

For the periods ended December 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity U.S. Bond Index FundA
Return Before Taxes	6.29%	5.24%	5.58%
Return After Taxes on Distributions	5.06%	3.68%	3.85%
Return After Taxes on Distributions and Sale of Fund Shares	4.22%	3.57%	3.76%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%

A The returns shown above are for Fidelity U.S. Bond Index Fund, a class of shares of the fund that is not offered through this prospectus. Class F would have substantially similar annual returns to Fidelity U.S. Bond Index Fund because the classes are invested in the same portfolio of securities. Class F's returns would differ from Fidelity U.S. Bond Index Fund's returns to the extent that the classes do not have the same expenses.

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 9.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

The following information replaces the similar information found in the "Fund Management" section on page 19.

The fund's annual management fee rate is 0.05% of its average net assets.

Supplement to the

Fidelity® U.S. Bond Index Fund

Class F (FUBFX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2010

Effective April 28, 2011, Fidelity U.S. Bond Index Fund will be renamed Spartan U.S. Bond Index Fund.

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the fund.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, except for sales of to be announced (TBA) securities, and provided that transactions in futures contracts, options, and swaps are not deemed to constitute selling securities short.

The following information supplements the information found in the "Investment Policies and Limitations" section on page 12.

A fund may also engage in purchase or sales of "to be announced" or "TBA" securities, which usually are transactions in which a fund buys or sell mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount. TBA trades can be used by a fund for investment purposes in order to gain exposure to certain securities, or for hedging purposes to adjust the risk exposure of a fund portfolio without having to restructure a portfolio. Purchases and sales of TBA securities involve risks similar to those discussed above for other when-issued and forward purchase and sale transactions. In addition, when a fund sells TBA securities, it incurs risks similar to those incurred in short sales. For example, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities, it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. Also, a fund may be unable to purchase the deliverable securities if the corresponding market is illiquid. In such transactions, the fund will set aside liquid assets in an amount sufficient to offset its exposure as long as the fund's obligations are outstanding.

Effective February 1, 2011, the following information replaces the similar information found under the "Management Contract" section on page 25.

Management Fee. For the services of FMR under the management contract, the fund paid FMR a monthly management fee at the annual rate of 0.22% of the fund's average net assets throughout the month for periods prior to February 1, 2011. Effective February 1, 2011, for the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.05% of the fund's average monthly net assets throughout the month.

UBI-FB-11-03 April 28, 2011
1.924939.102